Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Shareholders' Equity

NOTE 14	Shareholders’ Equity

At December 31, 2013 and 2012, the Company had authority to issue 4 billion shares of common stock and 50 million shares of preferred stock. The Company had 1.8 billion shares and 1.9 billion shares of common stock outstanding at December 31, 2013 and 2012, respectively. The Company had 106 million shares reserved for future issuances, primarily under stock option plans, at December 31, 2013.

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock was as follows:

	2013				2012
At December 31, (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series D	–	–	–	–	20,000	500	–	500
Series F	44,000	1,100	12	1,088	44,000	1,100	12	1,088
Series G	43,400	1,085	10	1,075	43,400	1,085	10	1,075
Series H	20,000	500	13	487	–	–	–	–
Total preferred stock (a)	159,910	$4,936	$180	$4,756	159,910	$4,936	$167	$4,769

(a)	The par value of all shares issued and outstanding at December 31, 2013 and 2012, was $1.00 per share.

During 2013, the Company issued depositary shares representing an ownership interest in 20,000 shares of Series H Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series H Preferred Stock”). The Series H Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 5.15 percent. The Series H Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after July 15, 2018. The Series H Preferred stock is redeemable at the Company’s option, in whole, but not in part, prior to July 15, 2018 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series H Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve.

During 2012, the Company issued depositary shares representing an ownership interest in 44,000 shares of Series F Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series F Preferred Stock”), and depositary shares representing an ownership interest in 43,400 shares of Series G Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series G Preferred Stock”). The Series F Preferred Stock and Series G Preferred Stock have no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 6.50 percent from the date of issuance to, but excluding, January 15, 2022, and thereafter at a floating rate per annum equal to three-month LIBOR plus 4.468 percent for the Series F Preferred Stock, and 6.00 percent from the date of issuance to, but excluding, April 15, 2017, and thereafter at a floating rate per annum equal to three-month LIBOR plus 4.86125 percent for the Series G Preferred Stock. Both series are redeemable at the Company’s option, in whole or in part, on or after January 15, 2022, for the Series F Preferred Stock and April 15, 2017, for the Series G Preferred Stock. Both series are redeemable at the Company’s option, in whole, but not in part, prior to January 15, 2022, for the Series F Preferred Stock and prior to April 15, 2017, for the Series G Preferred Stock, within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series F Preferred Stock or Series G Preferred Stock, respectively, as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.

During 2010, the Company issued depositary shares representing an ownership interest in 5,746 shares of Series A Preferred Stock to investors, in exchange for their portion of USB Capital IX Income Trust Securities. During 2011, the Company issued depositary shares representing an ownership interest in 6,764 shares of Series A Preferred Stock to USB Capital IX, thereby settling the stock purchase contract established between the Company and USB Capital IX as part of the 2006 issuance of USB Capital IX Income Trust Securities. The preferred shares were issued to USB Capital IX for the purchase price specified in the stock forward purchase contract. The Series A Preferred stock has a liquidation preference of $100,000 per share, no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus 1.02 percent or 3.50 percent. The Series A Preferred Stock is redeemable at the Company’s option, subject to prior approval by the Federal Reserve Board.

During 2008, the Company issued depositary shares representing an ownership interest in 20,000 shares of Series D Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series D Preferred Stock”). In conjunction with the issuance of the Series H Preferred Stock, the Company redeemed at par value all shares of the Series D Preferred Stock during 2013. The Company included an $8 million loss in its computation of earnings per diluted common share for 2013, which represents the stock issuance costs recorded in capital surplus upon the issuance of the Series D Preferred Stock that were reclassified to retained earnings on the redemption date.

During 2006, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series B Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series B Preferred Stock”). The Series B Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus .60 percent, or 3.50 percent. The Series B Preferred Stock is redeemable at the Company’s option, subject to the prior approval of the Federal Reserve Board.

During 2013, 2012 and 2011, the Company repurchased shares of its common stock under various authorizations approved by its Board of Directors. As of December 31, 2013, the approximate dollar value of shares that may yet be purchased by the Company under the current Board of Directors approved authorization was $488 million.

The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2013	65	$2,336
2012	59	1,878
2011	22	550

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Securities Available-For-Sale	Unrealized Gains (Losses) on Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total
2013
Balance at beginning of period	$679	$107	$(404)	$(1,265)	$(40)	$(923)
Changes in unrealized gains and losses	(1,223)	–	37	590	–	(596)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	8	–	–	–	–	8
Foreign currency translation adjustment	–	–	–	–	(34)	(34)
Reclassification to earnings of realized gains and losses	(9)	(59)	192	249	–	373
Applicable income taxes	468	22	(86)	(317)	14	101
Balance at end of period	$(77)	$70	$(261)	$(743)	$(60)	$(1,071)
2012
Balance at beginning of period	$360	$–	$(489)	$(1,022)	$(49)	$(1,200)
Changes in unrealized gains and losses	715	–	(74)	(543)	–	98
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	12	–	–	–	–	12
Transfer of securities from available-for-sale to held-to-maturity	(224)	224	–	–	–	–
Foreign currency translation adjustment	–	–	–	–	14	14
Reclassification to earnings of realized gains and losses	15	(51)	211	150	–	325
Applicable income taxes	(199)	(66)	(52)	150	(5)	(172)
Balance at end of period	$679	$107	$(404)	$(1,265)	$(40)	$(923)
2011
Balance at beginning of period	$(213)	$–	$(414)	$(803)	$(39)	$(1,469)
Changes in unrealized gains and losses	920	–	(343)	(464)	–	113
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(25)	–	–	–	–	(25)
Foreign currency translation adjustment	–	–	–	–	(16)	(16)
Reclassification to earnings of realized gains and losses	31	–	222	110	–	363
Applicable income taxes	(353)	–	46	135	6	(166)
Balance at end of period	$360	$–	$(489)	$(1,022)	$(49)	$(1,200)

Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income and into earnings for the year ended December 31, 2013, is as follows:

(Dollars in Millions)	Impact to Net Income	Affected Line Item in the Consolidated Statement of Income
Unrealized gains (losses) on securities available-for-sale
Realized gains (losses) on sale of securities	$23	Total securities gains (losses), net
Other-than-temporary impairment recognized in earnings	(14)
	9	Total before tax
	(4)	Applicable income taxes
	5	Net-of-tax
Unrealized gains (losses) on securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	59	Interest income
	(22)	Applicable income taxes
	37	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(192)	Net interest income
	74	Applicable income taxes
	(118)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses), prior service cost (credit) and transition obligation (asset) amortization	(249)	Employee benefits expense
	96	Applicable income taxes
	(153)	Net-of-tax
Total impact to net income	$(229)

Regulatory Capital The measures used to assess capital by bank regulatory agencies include two principal risk-based ratios, Tier 1 and total risk-based capital. Tier 1 capital is considered core capital and includes common shareholders’ equity plus qualifying preferred stock, trust preferred securities and noncontrolling interests in consolidated subsidiaries (subject to certain limitations), and is adjusted for the aggregate impact of certain items included in other comprehensive income (loss). Total risk-based capital includes Tier 1 capital and other items such as subordinated debt and the allowance for credit losses. Both measures are stated as a percentage of risk-adjusted assets, which are measured based on their perceived credit risk and include certain off-balance sheet exposures, such as unfunded loan commitments, letters of credit, and derivative contracts. The Company is also subject to a leverage ratio requirement, a non risk-based asset ratio, which is defined as Tier 1 capital as a percentage of average assets adjusted for goodwill and other non-qualifying intangibles and other assets.

For a summary of the regulatory capital requirements and the actual ratios as of December 31, 2013 and 2012, for the Company and its bank subsidiary, see Table 22 included in Management’s Discussion and Analysis, which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table provides the components of the Company’s regulatory capital at December 31:

(Dollars in Millions)	2013	2012
Tier 1 Capital
Common shareholders’ equity	$36,357	$34,229
Qualifying preferred stock	4,756	4,769
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	688	685
Less intangible assets
Goodwill (net of deferred tax liability)	(8,343)	(8,351)
Other disallowed intangible assets	(708)	(829)
Other (a)	636	700
Total Tier 1 Capital	33,386	31,203

Tier 2 Capital
Eligible portion of allowance for credit losses	3,734	3,609
Eligible subordinated debt	2,299	2,953
Other	(79)	15
Total Tier 2 Capital	5,954	6,577
Total Risk Based Capital	$39,340	$37,780
Risk-Weighted Assets	$297,919	$287,611

(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Noncontrolling interests principally represent third party investors’ interests in consolidated entities, including preferred stock of consolidated subsidiaries. During 2006, the Company’s banking subsidiary formed USB Realty Corp., a real estate investment trust, for the purpose of issuing 5,000 shares of Fixed-to-Floating Rate Exchangeable Non-cumulative Perpetual Series A Preferred Stock with a liquidation preference of $100,000 per share (“Series A Preferred Securities”) to third party investors. Dividends on the Series A Preferred Securities, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to three-month LIBOR plus 1.147 percent. If USB Realty Corp. has not declared a dividend on the Series A Preferred Securities before the dividend payment date for any dividend period, such dividend shall not be cumulative and shall cease to accrue and be payable, and USB Realty Corp. will have no obligation to pay dividends accrued for such dividend period, whether or not dividends on the Series A Preferred Securities are declared for any future dividend period.

The Series A Preferred Securities will be redeemable, in whole or in part, at the option of USB Realty Corp. on each fifth anniversary after the dividend payment date occurring in January 2012. Any redemption will be subject to the approval of the Office of the Comptroller of the Currency.